Earnings per share (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Earnings Per Share

	For the three months ended			For the six months ended
($ millions)	April 30 2019	January 31 2019	April 30 2018	April 30 2019	April 30 2018
Basic earnings per common share
Net income attributable to common shareholders	$2,125	$2,107	$2,042	$4,232	$4,291
Weighted average number of common shares outstanding (millions)	1,224	1,226	1,198	1,225	1,199
Basic earnings per common share(1) (in dollars)	$1.74	$1.72	$1.70	$3.46	$3.58
Diluted earnings per common share
Net income attributable to common shareholders	$2,125	$2,107	$2,042	$4,232	$4,291
Dilutive impact of share-based payment options and others(2)	37	41	2	76	34
Net income attributable to common shareholders (diluted)	$2,162	$2,148	$2,044	$4,308	$4,325
Weighted average number of common shares outstanding (millions)	1,224	1,226	1,198	1,225	1,199
Dilutive impact of share-based payment options and others(2) (millions)	28	29	5	28	16
Weighted average number of diluted common shares outstanding (millions)	1,252	1,255	1,203	1,253	1,215
Diluted earnings per common share(1) (in dollars)	$1.73	$1.71	$1.70	$3.44	$3.56
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)

Certain tandem stock appreciation rights or options as well as acquisition related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.